Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Financial Services Portfolio

September 30, 2020

VFS-QTLY-1120
1.807734.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Banks - 34.4%
Diversified Banks - 20.1%
Bank of America Corp.	242,500	$5,841,825
Citigroup, Inc.	150,500	6,488,055
U.S. Bancorp	77,600	2,781,960
Wells Fargo & Co.	220,477	5,183,414
		20,295,254
Regional Banks - 14.3%
Ameris Bancorp	18,300	416,874
Associated Banc-Corp.	15,700	198,134
Bank OZK	37,200	793,104
BOK Financial Corp.	11,342	584,226
Cadence Bancorp Class A	62,900	540,311
East West Bancorp, Inc.	15,200	497,648
First Horizon National Corp.	119,662	1,128,413
First Interstate Bancsystem, Inc.	23,800	758,030
Great Western Bancorp, Inc.	20,200	251,490
Huntington Bancshares, Inc.	160,870	1,475,178
KeyCorp	65,100	776,643
M&T Bank Corp.	13,300	1,224,797
Regions Financial Corp.	22,300	257,119
Signature Bank	11,600	962,684
Truist Financial Corp.	68,577	2,609,355
WesBanco, Inc.	27,400	585,264
Wintrust Financial Corp.	25,600	1,025,280
Zions Bancorp NA	12,600	368,172
		14,452,722

TOTAL BANKS		34,747,976

Capital Markets - 20.0%
Asset Management & Custody Banks - 8.6%
Affiliated Managers Group, Inc.	14,900	1,018,862
AllianceBernstein Holding LP	52,700	1,425,008
Bank of New York Mellon Corp.	52,600	1,806,284
Brookfield Asset Management, Inc. Class A	51,000	1,686,060
Northern Trust Corp.	14,200	1,107,174
State Street Corp.	28,200	1,673,106
		8,716,494
Financial Exchanges & Data - 2.3%
Cboe Global Markets, Inc.	26,327	2,309,931
Investment Banking & Brokerage - 9.1%
Goldman Sachs Group, Inc.	6,100	1,225,917
Morgan Stanley	117,500	5,681,125
Raymond James Financial, Inc.	16,000	1,164,160
Virtu Financial, Inc. Class A	50,100	1,152,801
		9,224,003

TOTAL CAPITAL MARKETS		20,250,428

Consumer Finance - 7.9%
Consumer Finance - 7.9%
Capital One Financial Corp.	51,100	3,672,046
Discover Financial Services	24,400	1,409,832
Navient Corp.	62,300	526,435
OneMain Holdings, Inc.	38,100	1,190,625
SLM Corp.	144,800	1,171,432
		7,970,370
Diversified Financial Services - 2.4%
Multi-Sector Holdings - 2.4%
Berkshire Hathaway, Inc. Class B (a)	4,600	979,524
Cannae Holdings, Inc. (a)	38,700	1,441,962
		2,421,486
Insurance - 24.7%
Insurance Brokers - 4.8%
Arthur J. Gallagher & Co.	25,300	2,671,174
Willis Towers Watson PLC	10,600	2,213,492
		4,884,666
Life & Health Insurance - 3.4%
CNO Financial Group, Inc.	69,200	1,109,968
MetLife, Inc.	42,500	1,579,725
Primerica, Inc.	6,800	769,352
		3,459,045
Multi-Line Insurance - 5.2%
American International Group, Inc.	84,700	2,331,791
Assurant, Inc.	14,400	1,746,864
Hartford Financial Services Group, Inc.	31,500	1,161,090
		5,239,745
Property & Casualty Insurance - 9.9%
Allstate Corp.	17,900	1,685,106
Chubb Ltd.	6,300	731,556
First American Financial Corp.	27,300	1,389,843
Old Republic International Corp.	66,300	977,262
The Travelers Companies, Inc.	48,512	5,248,513
		10,032,280
Reinsurance - 1.4%
Reinsurance Group of America, Inc.	14,400	1,370,736

TOTAL INSURANCE		24,986,472

IT Services - 3.6%
Data Processing & Outsourced Services - 3.6%
Black Knight, Inc. (a)	8,299	722,428
Computer Services, Inc.	11,100	688,200
Fidelity National Information Services, Inc.	7,800	1,148,238
Visa, Inc. Class A	5,300	1,059,841
		3,618,707
Mortgage Real Estate Investment Trusts - 0.6%
Mortgage REITs - 0.6%
AGNC Investment Corp.	39,800	553,618
Professional Services - 1.5%
Research & Consulting Services - 1.5%
Dun & Bradstreet Holdings, Inc. (a)	3,900	100,074
Equifax, Inc.	9,100	1,427,790
		1,527,864
Thrifts & Mortgage Finance - 4.6%
Thrifts & Mortgage Finance - 4.6%
Essent Group Ltd.	59,600	2,205,796
MGIC Investment Corp.	155,300	1,375,958
NMI Holdings, Inc. (a)	62,600	1,114,280
		4,696,034
TOTAL COMMON STOCKS
(Cost $104,048,626)		100,772,955
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $104,048,626)		100,772,955
NET OTHER ASSETS (LIABILITIES) - 0.3%		300,175
NET ASSETS - 100%		$101,073,130

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,933
Fidelity Securities Lending Cash Central Fund	2,017
Total	$4,950

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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